Derivative Liabilities (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Embedded Conversion Features - Debt Instrument
Balances, as of the beginning of the year	$ 87,571	$ 0
Derivative liabilities recorded upon issuance of debt instrument	301,351	483,331
Extinguishment due to conversion of debt instruments	(1,448,326)	(3,055)
Net changes in fair value included in net loss	1,156,428	(392,705)
Ending balance	97,024	87,571
Embedded Conversion Features - Preferred Stock
Balances, as of the beginning of the year	4,751	0
Derivative liabilities recorded upon issuance of preferred stock	519,427	207,067
Extinguishment due to conversion of preferred stock	(340,234)	(22,067)
Net changes in fair value included in net loss	(91,193)	(180,249)
Ending balance	92,751	4,751
Total ending balance	$ 189,775	$ 92,322